STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (6,051,127)	$ (5,920,779)	$ (13,438,962)	$ (4,892,040)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	28,014	14,159	21,087	10,484
Debt restructuring cost	0	0	856,349	139,839
Non-cash interest expense	0	0	0	11,846
Loss on litigation settlement	0	0	583,601	0
Stock based compensation	338,580	223,351	607,946	765,273
Fair market value of common stock, warrants and options issued for services	225,158	264,343	392,093	259,035
Change in fair value of derivative liabilities	0	2,304,702	8,547,015	44,705
Loss on extension of warrants	143,363	0	0	0
Loss on debt conversion	2,754,062	40,256	40,256	0
Patent license fees paid with issuance of common stock	0	0	0	17,250
Amortization of debt discount and deferred financing costs	131,074	5,147	5,147	594,358
Changes in operating assets and liabilities:
Accounts receivable	79,951	163,772	113,604	191,333
Prepaid expenses and other current assets	4,396	4,052	(21,097)	1,850
Other assets			(8,612)	0
Accounts payable and other current liabilities	(776,559)	1,268,625	46,602	751,210
Due to related parties	(28,689)	48,500	116,000	6,000
Net cash used in operating activities	(3,151,777)	(1,583,872)	(2,138,971)	(2,098,857)
Cash flows from investing activities:
Purchases of property and equipment	0	(61,493)	(96,056)	0
Net cash used in investing activities	0	(61,493)	(96,056)	0
Cash flows from financing activities:
Proceeds from the issuance of notes payable	415,000	400,000	400,000	0
Principal repayments of notes payable	(500,920)	(200,000)	(217,000)	(29,610)
Net proceeds from the issuance of common stock	4,763,153	3,175,032	3,177,032	2,109,834
Net cash provided by financing activities	4,677,233	3,375,032	3,360,032	2,080,224
Net increase (decrease) in cash	1,525,456	1,729,667	1,125,005	(18,633)
Cash at beginning of period	1,250,279	125,274	125,274	143,907
Cash at end of period	2,775,735	1,854,941	1,250,279	125,274
Supplemental disclosures of cash flow information:
Interest	435,139	13,950	13,950	2,821
Income taxes	0	0	0	0
Supplemental disclosures of non-cash investing and financing activities:
Debt and accrued interest converted to common stock	2,065,787	500,460	726,776	1,695,059
Reclassification of warrant derivative liability into equity	10,679,067	316,876	1,456,187	45,081
Reclassification of accounts payable to convertible notes payable	0	47,000	47,000	0
Deferred financing costs recorded	117,280	0	0	0
Reclassification of accrued interest to convertible notes payable	25,766	20,027	20,027	0
Recording deferred financing costs associated with notes payable and convertible notes payable	0	0	83,191	7,500
Debt discount related to warrants and beneficial conversion feature	527,780	0	0	0
Issuance of shares under cashless warrant exercises	21,516	0	12,717	0
Exercise of stock option for accrued expenses	0	0	13,000	0
Reclassification of note payable to convertible notes payable	0	0	0	75,000
Stock issued under restricted stock grant	$ 0	$ 0	$ 3,400	$ 0